PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

The following table sets forth the Company’s property and equipment:

(Amounts in 000’s)	Estimated Useful Lives (Years)	March 31, 2023	December 31, 2022
Buildings and improvements	5-40	$63,746	$63,746
Equipment and computer related	2-10	1,463	1,807
Land (1)	—	2,774	2,774
Property and equipment		67,983	68,327
Less: accumulated depreciation and amortization		(21,874)	(21,716)
Property and equipment, net		$46,109	$46,611

(1)	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 6.6 years.

The following table sets forth the Company’s property and equipment:

		December 31,
(Amounts in 000’s)	Lives (Years)	2022	2021
Buildings and improvements	5 - 40	$63,746	$65,695
Equipment and computer related	2 - 10	1,807	4,494
Land (1)	—	2,774	2,776
		68,327	72,965
Less: accumulated depreciation and amortization		(21,716)	(22,838)
Property and equipment, net		$46,611	$50,127

(1)	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 7 years.

SCHEDULE OF TOTAL DEPRECIATION AND AMORTIZATION OF PROPERTY AND EQUIPMENT

The following table summarizes total depreciation and amortization expense three months ended March 31, 2023 and 2022:

	Three Months Ended March 31,
(Amounts in 000’s)	2023	2022
Depreciation	$400	$503
Amortization	110	110
Total depreciation and amortization expense	$510	$613

The following table summarizes total depreciation and amortization for the year ended December 31, 2022, and 2021:

	December 31,
Amounts in (000’s)	2022	2021
Depreciation	$1,966	$2,153
Amortization	438	438
Total depreciation and amortization	$2,404	$2,591